Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
23. Subsequent Events
On January 14, 2022, the Company sold one of its older vessels,
Navigator Neptune
, a 2000 built 22,085 cbm ethylene carrier to a third party for $21.0 million. This vessel acted as security under one of our 2018
Bond
s
. In accordance with the terms of the 2018
Bond
we tendered an offer for the net sale proceeds from the vessel sale of $20.6 million to those bondholders, at 102% of par, but there were no acceptances—the bondholders preferring instead to retain the bonds, which has a maturity of November 2023. Consequently, the net proceeds from the sale of the vessel have been released to the Company for general corporate purposes.
On March 7,
2022
, the Company sold one of the older vessels acquired in the Ultragas Transaction, the
Happy Bird
, a 1999
built 8,600

cbm LPG carrier to a third party for
$6.1
million. There was no mortgage associated with this vessel.

On February 24, 2022, the Russian attack on Ukraine started. It may lead to further regional and international conflicts or armed action. It is possible that such conflict could disrupt supply chains and cause instability in the global economy. Additionally, the ongoing conflict could result in the imposition of further economic sanctions by the United States and the European Union against Russia. While much uncertainty remains regarding the global impact of the invasion, it is possible that such tensions could adversely affect our business, financial condition, results of operations and cash flows.
We currently have four charterparties with a Russian counterparty that were entered into in 2012 and 2017, two of which expire in June 2022 and two expire in December 2023. These charterparties cannot be terminated without the consent of both parties, unless the counterparty was to become a sanctioned entity, or our dealings with that counterparty was to be prohibited by sanctions, which would render the charters void. Under the current circumstances of conflict between Russia and Ukraine, we intend not to renew these charterparties when they expire.
We employ an aggregate of
approximately 120
Russian and Ukrainian officers on board our vessels, many of whom are on the same vessels. We are monitoring this situation closely and there may be restrictions, logistical challenges or a complete inability to employ both nationalities in the near future. There are estimated
to be approximate
ly 70,000 Russian officers and approximately 50,000
Ukrainian Officers on the global fleet, which if unavailable in the future, would provide cost pressures from other nationalities or unavailability of suitably trained officers for our vessels.